Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Calculation Of Income Tax And Social Contribution Charges [Abstract]
Income before income tax and social contribution		R$ 19,442,015	R$ 23,743,559	R$ 31,905,456
Total burden of income tax and social contribution at the current rates	[1]	(8,748,907)	(10,684,602)	(14,357,455)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures		756,169	773,285	764,876
Interest on shareholders' equity (paid and payable)		3,284,368	3,241,955	3,139,102
Other amounts	[2]	2,014,794	240,406	(3,459,253)
Income tax and social contribution		R$ (2,693,576)	R$ (6,428,956)	R$ (13,912,730)
Effective rate		13.90%	27.10%	43.60%

[1]	Current rates: (i) 25% for income tax; (ii) 20% for the social contribution to financial and equated companies, and the insurance industry, and 9% for the other companies (Note 2t);
[2]	Primarily, includes: (i) the exchange rate variation of assets and liabilities, derived from investments abroad; (ii) the equalization of the effective rate in relation to the rate of 45%, shown; and (iii) the deduction incentives.